SCHEDULE OF ACQUISITION DATE REPRESENTS A CAPITAL CONTRIBUTION (Details) - AIL [Member]	Oct. 29, 2025 USD ($)
Restructuring Cost and Reserve [Line Items]
100% Net Book Value of AIL at October 31, 2025	$ 10,944,062
Less: Consideration paid (per SPA)	(2,000,000)
Less: Non-Controlling Interest (0.1% of Net Book Value)	(10,944)
APIC – Capital Contribution from Controlling Shareholder	$ 8,933,118